Equity accounted investees (Details ) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Acquisition cost	₩ 852,740
Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.04%	[1]
Acquisition cost	₩ 128,601	[1]
Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.25%	[1]
Acquisition cost	₩ 270,139	[1]
Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.00%	[1]
Acquisition cost	₩ 300,000	[1]
Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.04%	[1]
Acquisition cost	₩ 154,000	[1]

[1]	Although the Company holds less than 20% of equity interests in investment fund, investments in such investees were classified as investments in associates as the Company can exercise significant influence over financial and operating policy decisions as a general partner.